FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 7) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Forward freight agreements one [Member]
Financial Liabilities
Financial liabilities	$ (611)	$ 0
Swap contract [member]
Financial Liabilities
Financial liabilities	(93)	0
Forward freight agreements one [Member]
Financial Assets
Financial assets	5,720	0
Swap contract [member]
Financial Assets
Financial assets	$ 261	$ 458